ADVANCE FROM AN AFFILIATE (Tables)	12 Months Ended
Sep. 30, 2017
Advance From Affiliate Tables Abstract
Schedule of advance from affiliate

The advance received is non-interest bearing, unsecured and payable on demand is summarized as follows.

	Balance	Balance
	September 30, 2017	September 30, 2016
Advance from an affiliate	$80,137	$-
Total	$80,137	$-